INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before tax for the year	€ (48,042)	€ (42,587)
Adjustments for
Finance income	(2,468)	(5,480)
Finance expenses	9,421	7,579
Depreciation and impairment of property, plant and equipment and right-of-use assets	1,282	1,071
Amortization of intangible assets	2,246	477
Share-based payment transaction expense	2,442	2,860
Decrease in provisions	(374)	(596)
Other non-cash items	17	100
Cash used before changes in working capital	(35,476)	(36,576)
Changes in working capital
(Increase)/Decrease in inventory	954	(616)
(Increase)/Decrease in trade and other receivables	(1,461)	725
Increase/(Decrease) in trade and other liabilities	(1,571)	1,472
Cash used from changes in operations	(37,554)	(34,995)
Income tax paid	(575)	(258)
Net cash used in operating activities	(38,129)	(35,253)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property, plant and equipment	(2,008)	(761)
Capitalization of intangible assets	(159)	(1,554)
Purchase of financial assets - current	(33,549)	(17,549)
Proceeds from sale of financial assets - current	18,000	45,067
Interest income on financial assets	16	1,583
Net cash generated/(used) in investing activities	(17,700)	26,786
CASH FLOWS FROM FINANCING ACTIVITIES
Payment of principal portion of lease liabilities	(604)	(609)
Proceeds from other loan	13,750
Transaction costs related to loans and borrowings	(20)
Interests paid	(68)	(602)
Repayment of recoverable cash advance	(49)
Proceeds from issuance of shares, net of transaction costs	76,041	44
Other financial costs	(67)	(35)
Net cash generated/(used) from financing activities	88,983	(1,202)
Movement in cash and cash equivalents	33,154	(9,669)
Effect of exchange rates on cash and cash equivalents	960	(1,788)
Cash and cash equivalents at January 1	30,001	34,186
Cash and cash equivalents at June 30	€ 64,115	€ 22,729